Stock-Based Compensation Expense - Summary Of Stock Option Activity (Detail) - Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding Shares, Beginning Balance	16,924,408	15,493,863
Number of Options Outstanding Shares, Granted	226,631	11,191,955
Number of Options Outstanding Shares, Exercised	(2,356,045)	(4,851,991)
Number of Options Outstanding Shares, Forfeited and Canceled	(2,291,442)	(4,704,054)
Number of Options Outstanding Shares, Expired	(82,068)	(205,365)
Number of Options Outstanding Shares, Ending Balance	12,421,484	16,924,408	15,493,863
Number of Options Outstanding Shares, Vested and expected to vest	12,421,484
Number of Options Outstanding Shares, Exercisable		7,219,298
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 0.20
Weighted-Average Exercise Price Per Share, Granted	6.36	$ 0.20
Weighted-Average Exercise Price Per Share, Exercised	(0.17)	(0.18)
Weighted-Average Exercise Price Per Share, Forfeited and Canceled	(0.24)	(0.59)
Weighted-Average Exercise Price Per Share, Expired	(0.20)	(0.69)
Weighted-Average Exercise Price Per Share, Ending Balance	$ 0.30	0.20
Weighted-Average Exercise Price Per Share, Exercisable		$ 0.22
Aggregate intrinsic value, Outstanding	$ 72,940	$ 40,909	$ 12,800
Aggregate intrinsic value, Vested and expected to vest	$ 72,940
Aggregate intrinsic value, Exercisable		$ 42,923
Weighted-Average Remaining Contractual Life (in years)	8 years 2 months 15 days	9 years 2 months 15 days	8 years 25 days
Weighted-Average Remaining Contractual Life (in years), Vested and expected to vest	8 years 2 months 15 days
Weighted-Average Remaining Contractual Life (in years), Exercisable		8 years 1 month 6 days
Bird Rides [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price Per Share, Beginning Balance		$ 3.00
Weighted-Average Exercise Price Per Share, Ending Balance			$ 3.00
Weighted-Average Exercise Price Per Share, Vested and expected to vest	$ 0.30